Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 48,039	$ 37,240	$ 54,311
Accounts receivable, net of allowance of $283 and $272 as of December 31, 2021 and December 31, 2020, respectively	3,622	2,745	1,134
Notes receivable	2,392	2,488	5,416
Inventory	14,715	9,549	3,850
Prepaid expenses	6,969	7,076	6,576
Other current assets	2	2	873
Total current assets	75,739	59,100	72,160
Property and equipment, net	77,962	90,625	90,077
Goodwill	123,304	123,304	123,304
Intangible assets, net	122,646	123,187	125,379
Right-of-use assets—operating	15,691	0
Restricted cash	14,825	14,836	15,202
Inventory, net of current portion	3,225	2,721	1,998
Other long-term assets	810	355	2,888
Total assets	434,202	414,128	431,008
Current liabilities:
Accounts payable	10,418	9,317	5,390
Accrued expenses and other current liabilities	13,438	11,661	13,451
Current portion of financing obligation	0	3,051	3,008
Deferred revenue	2,178	2,196	4,828
Total current liabilities	26,034	26,225	26,677
Deferred revenue, net of current portion	1,928	1,871	7,621
Acquisition-related contingent consideration	237,071	232,222	273,367
Noncurrent lease liabilities—operating	30,463	0
Financing obligations	0	28,085	27,634
Warrant liabilities	46,894	25,962	76,640
Deferred income tax liabilities	10	10	7
Other liabilities	1,897	335	349
Total liabilities	344,297	314,710	412,295
Commitments and contingencies (Note 11)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding at December 31, 2021; none authorized, issued and outstanding as of December 31, 2020	0	0
Common Stock, $0.0001 par value, 730,000,000 shares authorized, 124,307,884 issued and outstanding as of December 31, 2021; 155,640,290 shares authorized, 18,529,453 shares issued and outstanding as of December 31, 2020	14	12	1
Treasury stock, at cost, 0 and 90,834 shares as of December 31, 2021 and December 31, 2020, respectively			(256)
Additional paid-in capital	812,443	763,087	32,418
Accumulated deficit	(722,552)	(663,681)	(563,563)
Total stockholders' equity (deficit)	89,905	99,418	(531,400)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 434,202	414,128	431,008
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		0	184,247
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		0	290,866
Series X Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		$ 0	$ 75,000